Statements of Cash Flows ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Cash flows from operating activities:
Net loss	₪ (4,455)	$ (1,386)	₪ (109,194)	₪ (87,727)
Adjustments to profit and loss items:
Depreciation of property, plant and equipment and right-of-use assets	2,436	758	1,645	260
Net financial expenses (income)	12,940	4,025	15,902	(2,053)
Capital loss (gain)	(160)	(50)		597
Increase (decrease) in liability with respect to loans from others	(63,359)	(19,707)	14,083	9,202
Increase (decrease) in liability with respect to government grants	(14,812)	(4,607)	169	4,343
Share-based compensation	9,472	2,946	3,684	260
Change in employee benefit liabilities, net	6	2	7	(1)
Total adjustments to profit and loss	(53,477)	(16,633)	35,490	12,608
Changes in asset and liability items:
Decrease (increase) in other receivables	(548)	(170)	309	2,958
Increase (decrease) in trade payables	(15,194)	(4,726)	(3,661)	14,500
Increase in short and long term other payables	1,178	366	127	416
Total changes in asset and liability	(14,564)	(4,530)	(3,225)	17,874
Cash paid and received during the year for:
Interest paid	(45)	(14)	(131)	(46)
Interest received	2	1	2	98
Total cash paid and received	(43)	(13)	(129)	52
Net cash used in operating activities	(72,539)	(22,562)	(77,058)	(57,193)
Cash flows from investing activities:
Purchase of property and equipment	(6,132)	(1,907)	(7,429)	(23,731)
Proceeds from sale of property and equipment	160	50		137
Decrease (increase) in other long-term assets	37	12	230	140
Net cash used in investing activities	(5,935)	(1,845)	(7,199)	(23,454)
Cash flows from financing activities:
Proceeds from loan from others			15,337	84,321
Proceeds from issuance of shares and options, net of issuance costs			70,270
Payment of lease liabilities	(1,240)	(386)	(581)
Proceeds from exercise of options to employees	166	52
Proceeds from exercise of warrants to public	14,790	4,600	188
Net cash provided by financing activities	13,716	4,266	85,214	84,321
Exchange differences on balances of cash and cash equivalents	1,712	531	(4,373)	827
Increase (decrease) in cash and cash equivalents	(63,046)	(19,610)	(3,416)	4,501
Balance of cash and cash equivalents at the beginning of the year	72,467	22,540	75,883	71,382
Balance of cash and cash equivalents at the end of the year	9,421	2,930	72,467	75,883
Non-cash activities:
Exercise of warrants to public	₪ 30,484	$ 9,481	₪ 1,214